Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
Accrued expenses and other liabilities
19. Accrued expenses and other liabilities
Accrued expenses and other liabilities include the amo
un
ts set forth below:

	As of March 31,
	2025		2026	2026
	(In millions)
Bills payable	Rs.	136,539.1	Rs. 145,738.7	US$	1,553.2
Remittances in transit		50,274.9	78,896.2		840.8
Accrued expenses		101,945.2	113,837.1		1,213.2
Accounts payable		318,528.7	385,225.2		4,105.6
Derivatives (refer to note 26)		143,566.1	578,276.3		6,162.9
Deferred tax liability (net)		324,633.5	244,839.5		2,609.4
Lease liability		153,929.8	174,558.0		1,860.4
Others		228,531.3	199,592.7		2,127.2

Total	Rs.	1,457,948.6	Rs. 1,920,963.7	US$	20,472.7

The Bank amortizes annual fees on credit cards over the contractual period of the fees. The unamortized annual fees as of March 31, 2025 and March 31, 2026 were Rs. 1,845.2 million and Rs. 2,193.7 million (US$ 23.4 m
illio
n), respectively.